Financial instruments by category (Details 2) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Amortized cost:
Payables to third parties	R$ 4,581,475	R$ 4,324,198
Trade payables	239,508	165,246
Trade payables to related parties	34,858	30,797
Other payables (current)	16,267	29,501
Fair value through profit or loss
Contingent consideration (included in non-current other payables)	15,800
Total	R$ 4,887,908	R$ 4,540,742